Goodwill and intangible assets - Estimated Annual Amortization Expense (Details) $ in Millions	Dec. 31, 2018 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2019	$ 115
2020	102
2021	78
2022	60
2023	$ 50